                            TCW/DW TERM TRUST 2003
                            Two World Trade Center
                           New York, New York 10048

DEAR SHAREHOLDER:
-----------------------------------------------------------------------------

   For the six-month period ended September 30, 1996, TCW/DW Term Trust 2003's net asset value per share increased modestly from $8.88 to $8.89. Based on this change, and including reinvestment of dividends totaling approximately $0.28 per share, the Trust's total return for the period was
3.92 percent. Over the same period, the market price of the Trust's shares on the New York Stock Exchange (NYSE) increased from $7.25 to $7.625 per share. Based on this change, and including reinvestment of dividends, the Trust's total return for the period was 9.17 percent. The Trust's investment performance is largely attributable to the narrowing of the market discount to net asset value of the Trust's shares from 17.0 percent to 14.2 percent during the period.

   In August, the Trust raised its monthly dividend from $0.045 to $0.0485 per share to reflect an increase in the Trust's portfolio earnings, which was largely the result of the Federal Reserve Board's decision to cut short-term interest rates by 25 basis points in July and December 1995 and January of this year.

THE MARKET

   During the six-month period under review, the yield curve steepened slightly while the overall level of interest rates remained relatively constant amid light trading volumes and mixed economic reports. Data released during the period indicated little or no threat of significant inflation in the economy. However, stronger gross domestic product, employment, housing and consumer confidence data showed signs of a robust level of activity.

   Minutes of the August meeting of the Federal Reserve Board's Federal Open Market Committee were interpreted by some investors as an indication that the central bank was likely to tighten monetary policy before the end of the year in response to the increase in economic activity. Accordingly, investors anticipate a modest tightening of short-term rates while maintaining a neutral outlook on intermediate to long term interest rates.

   According to the Trust's investment adviser, TCW Funds Management, Inc.
(TCW) the recent rise in long-term interest rates reduced mortgage prepayment risk, which aided the recent performance of mortgage-backed securities. The issuance of new collateralized mortgage obligations (CMOs) is currently at a fraction of the volume generated in previous years, lending support to mortgage yield spreads.

THE PORTFOLIO

   Approximately 70 percent of the Trust is invested in AAA-rated mortgage pass-through securities or CMOs with durations, average lives or expected maturity dates that correspond closely to the termination date of the Trust. An additional 19 percent is invested in inverse floating rate CMOs issued by U.S. government agencies. Inverse floaters have coupons that reset by a multiple in a direction opposite that of a specified index. The remaining 11 percent is invested in AAA-rated municipal bonds and short-term investments. The municipal bond holdings play an important role as the Trust seeks to achieve its objective of returning the original $10 offering price to shareholders at maturity. On September 30, 1996, the Trust's degree of leverage (the ratio of debt to assets) was 31 percent of total assets.

LOOKING AHEAD

   The Trust's investment adviser is generally positive regarding the mortgage-backed sector over the long-term. Although signs of robust economic activity have reappeared in recent months, real interest rates (interest rates minus inflation) remain at historically high levels. (In the past, periods of strong bond market performance have correlated with high real rates of interest). The Trust's net asset and NYSE market values will continue to fluctuate as both respond to changes in market conditions and interest rates.

   We would like to remind you that the Trustees have approved a procedure whereby the Trust may attempt, when appropriate, to reduce or eliminate a market value discount from net asset value by repurchasing shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six month period under review, the Trust purchased 3,124,300 shares of beneficial interest at a weighted average market discount of 15.24 percent.

   We appreciate your support of TCW/DW Term Trust 2003 and look forward to continuing to serve your investment needs and objectives.



                                          Very truly yours,

                                      /s/ Charles A. Fiumefreddo
                                          ----------------------
                                          Charles A. Fiumefreddo
                                          Chairman of the Board

-----------------------------------------------------------------------------

TCW/DW TERM TRUST 2003
Portfolio of Investments September 30, 1996 (unaudited)
-----------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT (IN                                                                COUPON    MATURITY
 THOUSANDS)                                                                 RATE       DATE        VALUE
----------- ------------------------------------------------------------ --------- ---------- --------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (122.2%)
            U.S. GOVERNMENT AGENCIES (89.8%)
   $ 7,150  Federal Home Loan Mortgage Corp. 1409 S (PAC) ...............   9.87+ %   11/15/07  $  5,898,751
    70,000  Federal Home Loan Mortgage Corp. 1465 G (PAC)++  ............   7.00      12/15/07    69,104,728
    11,000  Federal Home Loan Mortgage Corp. 1479 M (PAC) ...............   7.50      10/15/22    10,367,337
     8,100  Federal Home Loan Mortgage Corp. 1498 N (PAC) ...............   7.50      04/15/23     7,608,144
    11,600  Federal Home Loan Mortgage Corp. 1504 B (PAC) ...............   7.00      12/15/22    10,594,140
    20,594  Federal Home Loan Mortgage Corp. 1505 LA ....................   7.00      08/15/22    19,573,511
    21,675  Federal Home Loan Mortgage Corp. 1507 L .....................   7.00      10/15/22    20,596,437
    11,289  Federal Home Loan Mortgage Corp. 1517 O (PAC) ...............   7.50      01/15/23    10,622,538
     9,700  Federal Home Loan Mortgage Corp. 1522 K++ ...................   6.50      12/15/22     8,845,180
     2,406  Federal Home Loan Mortgage Corp. 1524 SA ....................   8.50+     05/15/08     1,998,591
     6,001  Federal Home Loan Mortgage Corp. 1527 QD ....................   7.50      01/15/07     6,087,156
    17,099  Federal Home Loan Mortgage Corp. 1535 B .....................   7.00      01/15/23    16,277,041
     8,166  Federal Home Loan Mortgage Corp. 1539 SA ....................   7.638+    06/15/08     5,797,776
    42,385  Federal Home Loan Mortgage Corp. 1542 N (PAC)++  ............   7.00      01/15/22    40,927,304
    38,223  Federal Home Loan Mortgage Corp. 1543 UG (PAC)++  ...........   7.00      01/15/23    36,390,843
    17,005  Federal Home Loan Mortgage Corp. 1544 M .....................   7.332+    07/15/08    12,376,224
     8,461  Federal Home Loan Mortgage Corp. 1556 SA ....................   9.512+    08/15/13     6,028,119
    12,360  Federal Home Loan Mortgage Corp. 1563 SA ....................   8.083+    08/15/08     9,594,450
    16,914  Federal Home Loan Mortgage Corp. 1565 IB (TAC) ..............   5.80+     08/15/08    12,479,195
    17,355  Federal Home Loan Mortgage Corp. 1576 SA ....................   5.294+    09/15/08    31,182,055
    32,363  Federal Home Loan Mortgage Corp. 1602 PW++ ..................   6.50      12/15/21    10,721,876
    14,703  Federal Home Loan Mortgage Corp. 1604 S .....................   5.909+    11/15/08    12,917,624
    16,371  Federal Home Loan Mortgage Corp. 1606 KD (PAC) ..............   7.249+    11/15/08    15,110,331
    39,760  Federal Home Loan Mortgage Corp. G 15 PA ++ .................   7.00      12/25/21    38,146,734
     6,710  Federal National Mortgage Assoc. 1993-101 SA (TAC)  .........   9.227+    06/25/08     5,994,862
     6,394  Federal National Mortgage Assoc. 1993-101 SB (TAC)  .........  11.026+    06/25/08     4,963,705
     4,526  Federal National Mortgage Assoc. 1993-114 SC ................   9.00+     07/25/08     3,817,563
    32,200  Federal National Mortgage Assoc. 1993-121 B++ ...............   7.00      03/25/23    30,880,869
    19,250  Federal National Mortgage Assoc. 1993-135 S .................   6.499+    07/25/08    14,100,625
    12,570  Federal National Mortgage Assoc. 1993-135 SB ................   6.685+    06/25/08     9,333,058
    26,400  Federal National Mortgage Assoc. 1993-141 B++ ...............   7.00      04/25/23    25,316,309
     9,344  Federal National Mortgage Assoc. 1993-141 SA ................  10.00+     03/25/23     8,041,854
    31,579  Federal National Mortgage Assoc. 1993-165 SM (TAC)  .........   7.082+    05/25/23    24,266,527
    11,589  Federal National Mortgage Assoc. 1993-173 S .................   5.925+    09/25/08     9,405,659
    71,000  Federal National Mortgage Assoc. 1993-21 H (PAC)++  .........   7.00      03/25/22    68,546,858
    12,210  Federal National Mortgage Assoc. 1993-20 L ..................   7.00      12/25/22    11,617,889
     7,210  Federal National Mortgage Assoc. 1993-24 C (PAC)  ...........   7.50      09/25/22     6,939,625
    26,250  Federal National Mortgage Assoc. 1993-206 N++ ...............   6.50      11/25/23    24,424,058
     7,037  Federal National Mortgage Assoc. 1993-233 J .................   6.00      06/25/08     6,659,215
    12,293  Federal National Mortgage Assoc. 1993-40 K ..................   7.00      04/25/08    11,868,497
    15,398  Federal National Mortgage Assoc. 1993-41 C (PAC)  ...........   7.00      03/25/21    15,136,788
     9,907  Federal National Mortgage Assoc. 1993-63 SD (TAC)  ..........   8.136+    05/25/08     7,959,379
     4,854  Federal National Mortgage Assoc. 1993-65 SC .................   8.873+    06/25/12     4,067,039


-----------------------------------------------------------------------------

TCW/DW TERM TRUST 2003
Portfolio of Investments September 30, 1996 (unaudited)
-----------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT (IN                                                                COUPON    MATURITY
 THOUSANDS)                                                                 RATE       DATE        VALUE
----------- ------------------------------------------------------------ --------- ---------- --------------
   $12,823  Federal National Mortgage Assoc. 1993-72 S ..................   8.75+ %  05/25/08  $   10,779,438
    15,947  Federal National Mortgage Assoc. 1993-72 SA .................   7.307+   05/25/08      10,400,184
     6,579  Federal National Mortgage Assoc. 1993-86 SD .................  10.306+   05/25/08       5,600,374
     9,019  Federal National Mortgage Assoc. 1993-93 SA .................  40.454+   05/25/08       7,421,129
    13,292  Federal National Mortgage Assoc. 1993-95 SE .................  10.512+   06/25/08      11,198,315
    10,000  Federal National Mortgage Assoc. 1993-98 N ..................   7.00     06/25/23       9,550,000
    13,093  Federal National Mortgage Assoc. 1993-196 SA ................   8.249+   10/25/08      10,907,734
    38,585  Federal National Mortgage Assoc. G 1993-26 A++ ..............   7.00     07/25/23      36,149,177
                                                                                               --------------
            TOTAL U.S. GOVERNMENT AGENCIES
             (IDENTIFIED COST $893,284,614) ..................................................    814,592,815
                                                                                               --------------
            PRIVATE ISSUES (32.4%)
     7,165  Bear Stearns Mortgage Securities Inc. 1993-6 A7 (PAC)  ......   7.10     06/25/24       6,981,577
    14,026  Bear Stearns Mortgage Securities Inc. 1993-8 A7 (PAC)  ......   7.50     08/25/24      13,998,452
    54,416  Bear Stearns Mortgage Securities Inc. 1993-8 A11 (TAC)  .....   7.50     08/25/24      52,320,984
    25,800  Chase Mortgage Finance Corp. 1993-G A10 (PAC) ...............   7.00     05/25/24      23,804,993
     4,784  First Boston Mortgage Securities Corp. 1993-5 A15  ..........   7.30     03/25/09       4,724,200
    36,683  General Electric Capital Mortgage Services 1994-1 A8  .......   6.50     01/25/24      31,717,131
    14,252  Prudential Home Mortgage Securities 1993-23 A12 (PAC)++  ....   6.50     07/25/08      13,194,195
    27,363  Prudential Home Mortgage Securities 1993-35 A12  ............   6.75     09/25/08      25,646,576
    18,000  Prudential Home Mortgage Securities 1993-60 A3 (PAC)  .......   6.75     12/25/23      16,060,865
    36,408   Residential Funding Mortgage Securities I 1993-S 40 A8 (TAC)   6.75     11/25/23      33,717,542
     5,315  Ryland Mortgage Securities Corp. 1993-3 7 (PAC)++  ..........   6.71     08/25/08       4,926,040
    28,218  Salomon Brothers Mortgage Securities VII Inc. 1993-3 A7C  ...   7.20     08/25/23      27,598,395
    40,500  Salomon Brothers Mortgage Securities VII Inc. 1993-5 A4  ....   7.39*    10/25/18      38,981,250
                                                                                               --------------
            TOTAL PRIVATE ISSUES
             (IDENTIFIED COST $310,126,562) ..................................................    293,672,199
                                                                                               --------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (IDENTIFIED COST $1,203,411,176) ................................................  1,108,265,014
                                                                                               --------------
            U.S. GOVERNMENT AGENCIES MORTGAGE
             PASS-THROUGH SECURITIES (4.7%)
    11,327  Federal Home Loan Mortgage Corp. PC Gold ....................   6.00     06/01/08      10,749,616
     2,544  Federal National Mortgage Assoc. ............................   5.50     02/01/09       2,244,883
    27,171  Federal National Mortgage Assoc. ............................   6.50     06/01/00      24,482,712
     5,060  Federal National Mortgage Assoc. ............................   7.00     08/01/08       4,654,756
                                                                                               --------------
            TOTAL U.S. GOVERNMENT AGENCIES MORTGAGE
             PASS-THROUGH SECURITIES
             (IDENTIFIED COST $43,870,802) ...................................................     42,131,967

                                                                                               --------------

-----------------------------------------------------------------------------

TCW/DW TERM TRUST 2003
Portfolio of Investments September 30, 1996 (unaudited)
-----------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT (IN                                                                COUPON    MATURITY
 THOUSANDS)                                                                 RATE       DATE        VALUE
----------- ------------------------------------------------------------ --------- ---------- --------------
            MUNICIPAL BONDS (15.8%)
            EDUCATIONAL FACILITIES REVENUE (3.5%)
   $ 5,000  Maricopa County Unified School District #41, Arizona,
             Gilbert Refg (FGIC) ........................................   0.00%    01/01/03   $  3,660,500
     6,465  Maricopa County Unified School District #97, Arizona,
             Deer Valley Refg (Secondary MBIA) ..........................   0.00     07/01/04      4,362,064
     6,000  Maricopa County Unified School District #28, Arizona,
             Kyrene Elementary Refg Ser 1993 B (FGIC) ...................   0.00     07/01/04      4,048,320
    11,445  Houston Independent School District, Texas, Refg  ...........   0.00     08/15/04      7,674,444
            Spring Independent School District, Texas,
     8,205   Refg Ser 1993 ..............................................   0.00     02/15/03      5,970,369
     8,100   Refg Ser 1993 ..............................................   0.00     02/15/04      5,571,018
                                                                                              --------------
                                                                                                  31,286,715
                                                                                              --------------
            ELECTRIC REVENUE (3.8%)
    12,840  Austin, Texas, Combined Ser A (MBIA) ........................   0.00     11/15/02      9,511,230
     5,200  Lower Colorado River Authority, Texas, Jr Lien 4th Ser (FGIC)   0.00     01/01/04      3,598,712
            San Antonio, Texas,
    12,700   Electric & Gas Refg Ser A (AMBAC) ..........................   0.00     02/01/03      9,259,062
    17,500   Electric & Gas Refg Ser A (AMBAC) ..........................   0.00     02/01/04     12,059,950
                                                                                              --------------
                                                                                                  34,428,954
                                                                                              --------------
            GENERAL OBLIGATION (4.2%)
    19,650  North Slope Boro, Alaska, Ser 1992 A (MBIA) .................   0.00     06/30/02     14,643,770
     5,000  Scottsdale, Arizona, Refg (Secondary MBIA) ..................   0.00     07/01/04      3,396,650
            Port of Oakland, California,
     3,000   Refg Ser 1993 F (MBIA) .....................................   0.00     11/01/03      2,106,869
     3,500   Refg Ser 1993 F (MBIA) .....................................   0.00     11/01/04      2,321,900
     6,500  New Orleans, Louisiana, Refg (AMBAC) ........................   0.00     09/01/04      4,348,760
    16,000  Pennsylvania, Second Ser 1992 (Secondary MBIA) ..............   0.00     07/01/04     10,926,880
                                                                                              --------------
                                                                                                  37,744,829
                                                                                              --------------
            HOSPITAL REVENUE (0.7%)
    10,000  California Statewide Communities Development Authority,
             UniHealth Ser A (AMBAC) ....................................   0.00     10/01/04      6,662,100
                                                                                              --------------

            OTHER REVENUE (1.5%)
     5,460  Rosemont, Illinois, Tax Increment Ser C-3 (FGIC)  ...........   0.00     12/01/03      3,792,025
    16,040  Texas State Public Finance Authority, Refg Ser 1990 (MBIA)  .   0.00     02/01/05     10,421,830
                                                                                              --------------
                                                                                                  14,213,855
                                                                                              --------------
            WATER & SEWER REVENUE (2.1%)
            Houston, Texas,
    10,000   Water & Sewer Jr Lien Ser C (AMBAC) ........................   0.00     12/01/03      6,993,800
    18,640   Water & Sewer Jr Lien Ser C (AMBAC) ........................   0.00     12/01/04     12,313,584
                                                                                              --------------
                                                                                                  19,307,384
                                                                                              --------------
            TOTAL MUNICIPAL BONDS (IDENTIFIED COST $139,769,913.07)  ..............              143,643,837
                                                                                              --------------

-----------------------------------------------------------------------------

TCW/DW TERM TRUST 2003
Portfolio of Investments September 30, 1996 (unaudited)
-----------------------------------------------------------------------------

 PRINCIPAL
 AMOUNT (IN                                                                COUPON    MATURITY
 THOUSANDS)                                                                 RATE       DATE        VALUE
----------- ------------------------------------------------------------ --------- ---------- --------------
            SHORT-TERM INVESTMENTS (1.0%)
            U.S. GOVERNMENT AGENCIES (a) (0.4%)
   $3,000   Federal Home Loan Mortgage Assoc. ...........................   5.19%    10/01/96  $    2,996,108
    1,000   Federal National Mortgage Assoc. ............................   5.23     10/01/96         998,547
                                                                                               --------------
                                      TOTAL U.S. GOVERNMENT AGENCIES
             (AMORTIZED COST $3,994,655) .....................................................      3,994,655
                                                                                               --------------
            REPURCHASE AGREEMENT (0.6%)
    5,000   The Bank of New York (dated 09/30/96; proceeds $5,000,694;
              collateralized by $2,653,631 U.S. Treasury Note 5.625% due
              10/31/97 valued at $2,709,386 and $2,397,356 U.S. Treasury
              Note 6.375% due 03/31/01 valued at $2,390,614) (Identified
             Cost $5,000,000) ...........................................   5.00     10/01/96       5,000,000
                                                                                               --------------
            TOTAL SHORT-TERM INVESTMENTS
             (IDENTIFIED COST $8,994,655) ....................................................      8,994,655
                                                                                               --------------
            TOTAL INVESTMENTS (IDENTIFIED COST $1,396,046,546) (B) ................   143.7%    1,303,035,473
            LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS ........................   (43.7)     (396,235,306)
                                                                                      -----    --------------
            NET ASSETS ............................................................   100.0%   $  906,800,167
                                                                                      =====    ==============

------------

   PC       Participation Certificate.

   PAC      Planned Amortization Class.

   TAC      Targeted Amortization Class.

   + Inverse floater: interest rate moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index), typically at a multiple of the changes of the relevant index rate.

   ++ Some or all of these securities are pledged in connection with reverse repurchase agreements.

   * Floating rate securities. Rate shown is the rate in effect at September 30, 1996.

   (a) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

   (b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation was $3,955,439 and the aggregate gross unrealized depreciation was $96,966,512, resulting in net unrealized depreciation of $93,011,073.

   Bond Insurance:
---------------

   AMBAC    AMBAC Indemnity Corporation.

   FGIC     Financial Guaranty Insurance Company.

   MBIA     Municipal Bond Investors Assurance Corporation.

                      See Notes to Financial Statements

TCW/DW TERM TRUST 2003
Financial Statements
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES    STATEMENT OF OPERATIONS
September 30, 1996 (unaudited)         For the year ended September 30, 1996 (unaudited)
-----------------------------------------------------------------------------



ASSETS:
Investments in securities, at value
 (identified cost $1,396,046,546)  ..         $1,303,035,473
Cash ................................                 66,450
Interest receivable .................              6,993,298
Deferred organizational expenses  ...                  9,961
Prepaid expenses ....................                115,111
                                              --------------
  TOTAL ASSETS ......................          1,310,220,293
                                              --------------
LIABILITIES:
Reverse repurchase agreements  ......            401,039,000
Payable for:
 Interest ...........................              1,478,629
 Shares of beneficial interest
  repurchased .......................                301,200
 Management fee .....................                296,189
 Investment advisory fee ............                197,459
Accrued expenses and other payables                  107,649
Contingencies (Note 9) ..............                --
                                              --------------
  TOTAL LIABILITIES .................            403,420,126
                                              --------------
NET ASSETS:
Paid-in-capital .....................            974,369,987
Net unrealized depreciation .........            (93,011,073)
Accumulated undistributed net
 investment income ..................             30,156,646
Accumulated net realized loss  ......             (4,715,393)
                                              --------------
  NET ASSETS ........................         $  906,800,167
                                              ==============
NET ASSET VALUE PER SHARE,
 102,015,340 shares outstanding
 (unlimited shares authorized of
 $.01 par value) ....................         $         8.89
                                              ==============
NET INVESTMENT INCOME:
 INTEREST INCOME ....................         $   49,006,732
                                              --------------
 EXPENSES
Management fee ......................              1,762,225
Investment advisory fee .............              1,174,816
Transfer agent fees and expenses  ...                150,650
Registration fees ...................                 52,777
Professional fees ...................                 45,875
Shareholder reports and notices  ....                 44,689
Insurance expense ...................                 29,753
Custodian fees ......................                 27,189
Pricing fees ........................                 16,910
Trustees' fees and expenses .........                 16,667
Organizational expenses .............                  3,171
Other ...............................                  4,263
                                              --------------
 TOTAL OPERATING EXPENSES ...........              3,328,985
Interest expense ....................             10,866,437
                                              --------------
 TOTAL EXPENSES .....................             14,195,422
                                              --------------
 NET INVESTMENT INCOME ..............             34,811,310
Net change in unrealized
  depreciation ......................             (9,996,188)
                                              --------------
 NET INCREASE .......................         $   24,815,122
                                              ==============

                      See Notes to Financial Statements

TCW/DW TERM TRUST 2003
Financial Statements (continued)

-----------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------

                                                                  FOR THE SIX MONTHS   FOR THE YEAR
                                                                        ENDED             ENDED
                                                                  SEPTEMBER 30, 1996  MARCH 31, 1996
                                                                 ------------------  --------------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
 Operations:
  Net investment income ........................................     $ 34,811,310      $ 66,986,679
  Net realized loss ............................................          --               (295,785)
  Net change in unrealized depreciation ........................       (9,996,188)       86,800,987
                                                                     ------------       -----------
   Net increase ................................................       24,815,122       153,491,881
 Dividends from net investment income ..........................      (28,671,977)      (58,589,855)
 Net decrease from transactions in shares of beneficial
 interest ......................................................      (23,041,446)      (43,280,134)
                                                                     ------------       -----------
   Total increase (decrease) ...................................      (26,898,301)       51,621,892
NET ASSETS:
 Beginning of period ...........................................      933,698,468       882,076,576
                                                                     ------------       -----------
 END OF PERIOD (Including undistributed net investment
  income of $30,156,646 and $24,017,313, respectively)  ........     $906,800,167      $933,698,468
                                                                     ============       ===========

                      See Notes to Financial Statements

TCW/DW TERM TRUST 2003
Financial Statements (continued)
-----------------------------------------------------------------------------

STATEMENT OF CASH FLOWS For the year ended September 30, 1996 (unaudited)
-----------------------------------------------------------------------------

 INCREASE (DECREASE) IN CASH:
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
 Net investment income ..........................................................      $ 34,811,310
 Adjustments to reconcile net investment income to net cash provided by operating
  activities:
  Decrease in receivables and other assets related to operations  ...............            77,720
  Increase in payables related to operations ....................................            53,710
  Net amortization of discount/premium ..........................................        (3,591,338)
                                                                                       ------------
    Net cash provided by operating activities ...................................        31,351,402
                                                                                       ------------
CASH FLOWS PROVIDED BY INVESTING ACTIVITIES:
 Principal prepayments/sales of investments .....................................        15,041,533
 Net purchases of short-term investments ........................................        (7,625,262)
                                                                                       ------------
    Net cash provided by investing activities ...................................         7,416,271
                                                                                       ------------
CASH FLOWS USED FOR FINANCING ACTIVITIES:
 Net payments for shares of beneficial interest repurchased .....................       (23,075,971)
 Net proceeds from the issuance of reverse repurchase agreements  ...............        13,028,000
 Dividends to shareholders from net investment income ...........................       (28,671,977)
                                                                                       ------------
    Net cash used for financing activities ......................................       (38,719,948)
                                                                                       ------------
    Net increase in cash ........................................................            47,725
Cash at beginning of period .....................................................            18,725
                                                                                       ------------
CASH BALANCE AT END OF PERIOD ...................................................      $     66,450
                                                                                       ============
Cash paid during the period for interest ........................................      $ 10,650,286
                                                                                       ============

                      See Notes to Financial Statements

TCW/DW TERM TRUST 2003
Notes to Financial Statements September 30, 1996 (unaudited)
-----------------------------------------------------------------------------

1. ORGANIZATION AND ACCOUNTING POLICIES -- TCW/DW Term Trust 2003 (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide high level of current income and return $10 per share to shareholders on the termination date. The Trust seeks to achieve its objective by investing in high quality fixed-income securities. The Trust was organized as a Massachusetts business trust on January 20, 1993 and commenced operations on April 29, 1993. The Trust will distribute substantially all of its net assets on or about December 31, 2003 and will then terminate.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     A. Valuation of Investments -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

     B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

     C. Federal Income Tax Status --It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

     D. Dividends and Distributions to Shareholders -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax

TCW/DW TERM TRUST 2003
Notes to Financial Statements September 30, 1996 (unaudited) (continued)
--------------------------------------------------------------------------------
    purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

     E. Organizational Expenses -- Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Company Inc. (the "Manager"), paid the organizational expenses of the Trust in the amount of approximately $31,600 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT -- Pursuant to a Management Agreement, the Trust pays the Manager a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.39% to the Trust's weekly net assets.

   Under the terms of the Management Agreement, the Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. INVESTMENT ADVISORY AGREEMENT -- Pursuant to an Investment Advisory Agreement with TCW Funds Management, Inc. (the "Adviser"), the Trust pays the Adviser an advisory fee, accrued weekly and payable monthly, by applying the annual rate of 0.26% to the Trust's weekly net assets.

   Under the terms of the Investment Advisory Agreement, the Trust has retained the Adviser to invest the Trust's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets and specific securities as it considers necessary or useful to continuously manage the assets of the Trust in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Trust, who are employees of the Adviser.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES -- The proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year six months ended September 30, 1996 were as follows:

                                                     SALES/PREPAYMENTS
                                                    -----------------
U.S. Government Agencies ..........................     $ 3,456,043
Private Issue Collateralized Mortgage Obligations        11,585,499

   Dean Witter Trust Company, an affiliate of the Manager, is the Trust's transfer agent. At September 30, 1996, the Trust had transfer agent fees and expenses payable of approximately $37,000.

TCW/DW TERM TRUST 2003
Notes to Financial Statements September 30, 1996 (unaudited) (continued)
--------------------------------------------------------------------------------
5. SHARES OF BENEFICIAL INTEREST -- Transactions in shares of beneficial interest were as follows:

                                                                      CAPITAL PAID
                                                       PAR VALUE OF   IN EXCESS OF
                                           SHARES         SHARES       PAR VALUE
                                       -------------  ------------  --------------
Balance, March 31, 1995 ..............   110,834,540    $1,108,345   $1,039,583,222
Treasury shares purchased and retired
 (weighted average discount 14.75%)*      (5,694,900)      (56,949)     (43,223,185)
                                        -------------  ------------  --------------
Balance, March 31, 1996 ..............   105,139,640     1,051,396      996,360,037
Treasury shares purchased and retired
 (weighted average discount 15.24%)*      (3,124,300)      (31,243)     (23,010,203)
                                        -------------  ------------  --------------
Balance, September 30, 1996 ..........   102,015,340    $1,020,153   $  973,349,834
                                        =============  ============  ==============

------------

* The Trustees have voted to retire the shares purchased.

6. FEDERAL INCOME TAX STATUS -- At March 31, 1996, the Trust had a net capital loss carryover of approximately $4,715,000 which will be available to offset future capital gains to the extent provided by regulations. To the extent that this carryover loss is used to offset future capital gains, it is probable that the gains will not be distributed to shareholders.

7. REVERSE REPURCHASE AND DOLLAR ROLL AGREEMENTS -- Reverse repurchase and dollar roll agreements involve the risk that the market value of the securities the Trust is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase or dollar roll agreement files for bankruptcy or becomes insolvent, the Trust's use of proceeds may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Trust's obligation to repurchase the securities.

   Reverse repurchase agreements are collateralized by Trust securities with a market value in excess of the Trust's obligation under the contract. At September 30, 1996, securities valued at $421,019,074 were pledged as collateral.

  At September 30, 1996, the reverse repurchase agreements outstanding were $401,039,000 with a weighted interest rate of 5.44% maturing within 50 days. The maximum and average daily amounts outstanding during the period were $405,244,553 and $397,330,842, respectively. The weighted average interest rate during the period was 5.48%.

8. DIVIDENDS -- The Trust declared the following dividends from net investment income payable to shareholders of record subsequent to September 30, 1996:

    DECLARATION       AMOUNT PER
        DATE            SHARE        RECORD DATE       PAYABLE DATE
------------------  ------------  ----------------  ----------------
September 24, 1996    $0.0485     October 4, 1996   October 18, 1996
October 30, 1996      $0.0485     November 8, 1996  November 22, 1996


TCW/DW TERM TRUST 2003
Notes to Financial Statements September 30, 1996 (unaudited) (continued)
--------------------------------------------------------------------------------
9. LITIGATION -- Two purported class action lawsuits, which were consolidated for pretrial purposes, were instituted during 1994 in the United States
District Court, Southern District of New York, against the Trust, some of its Trustees and officers, one of its underwriters, the lead representative of its underwriters, the Adviser, the Manager and other defendants, by certain shareholders of the Trust and another trust for which the defendants act in similar capacities. The plaintiffs in these actions generally alleged that the defendants made inadequate and misleading disclosures in the prospectus for the Trust, in particular, as such disclosures relate to the nature and risks of "inverse floaters," the Trust's investments in those securities, and the weighted average maturity of the Trust's portfolio. Damages, including punitive damages, were sought in an unspecified amount. On August 16, 1996, the actions were dismissed, with prejudice for failure to state a claim. Plaintiffs did not file a notice of appeal and their time to do so has expired.

  In addition, four purported class action lawsuits have been filed in the Superior Court for the State of California, County of Orange, against some of the Trust's Trustees and officers, one of its underwriters, the lead representative of its underwriters, the Adviser, the Manager and other defendants -but not against the Trust -by certain shareholders of the Trust and other trusts for which the defendants act in similar capacities. These plaintiffs generally allege violations of state statutory and common law in connection with the marketing of the Trust to customers of one of the underwriters. Damages, including punitive damages, are sought in an unspecified amount. On or about October 20, 1995, the plaintiffs filed an amended complaint consolidating these four actions. All defendants except two of the Trustees have filed answers and affirmative defenses to the consolidated amended complaint. The two Trustees have moved to dismiss the complaint against them. Certain of the defendants in these suits have asserted their right to indemnification from the Trust. The ultimate outcome of these matters is not presently determinable, and no provision has been made in the Trust's financial statements for the effect, if any, of such matters.

TCW/DW TERM TRUST 2003
Financial Highlights
-----------------------------------------------------------------------------

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                FOR THE PERIOD
                                             FOR THE SIX MONTHS  FOR THE YEAR    FOR THE YEAR   APRIL 29, 1993*
                                              ENDED SEPTEMBER     ENDED MARCH     ENDED MARCH       THROUGH
                                                  30, 1996          31, 1996        31, 1995     MARCH 31, 1994
                                             ------------------  --------------  --------------  ---------------
                                                 (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ......       $  8.88            $ 7.96         $  8.81          $ 9.40
                                                   -------            ------         -------          ------
Net investment income ......................          0.35              0.63            0.71            0.66
Net realized and unrealized gain (loss)  ...         (0.10)             0.76           (0.88)          (0.62)
                                                   -------            ------         -------          ------
Total from investment operations ...........          0.24              1.39           (0.17)           0.04
                                                   -------            ------         -------          ------
Less dividends and distributions from:
 Net investment income .....................         (0.28)            (0.54)          (0.62)          (0.62)
 Net realized gain .........................                            --             (0.06)           --
                                                   -------            ------         -------          ------
Total dividends and distributions ..........         (0.28)            (0.54)          (0.68)          (0.62)
Anti-dilutive effect of acquiring treasury
 shares ....................................          0.04              0.07            --              --
Less offering costs charged against capital           --                --              --             (0.01)
                                                   -------            ------         -------          ------
Net asset value, end of period .............       $  8.89            $ 8.88         $  7.96          $ 8.81
                                                   =======            ======         =======          ======
Market value, end of period ................       $ 7.625            $ 7.25         $  6.75          $8.875
                                                   =======            ======         =======          ======

TOTAL INVESTMENT RETURN+ ...................          9.17%(1)         15.39%         (17.00)%         (4.33)%(1)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses .........................          0.74%(2)          0.77%           0.76%           0.73%(2)
Interest expense ...........................          2.42%(2)          2.36%           2.42%           1.06%(2)
Total expenses .............................          3.16%(2)          3.13%           3.18%           1.79%(2)
Net investment income ......................          7.75%(2)          6.98%           9.37%           7.61%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in millions  ....          $907              $934            $882            $976
Portfolio turnover rate ....................            --%                1%             -- %++          53%(1)

------------

*   Commencement of operations.

+ Total investment return is based upon the current market value on the first day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

++  Less than 0.5%.

(1) Not annualized.

(2) Annualized.

                      See Notes to Financial Statements

TRUSTEES

John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Sheldon Curtis
Vice President, Secretary and
General Counsel

Philip A. Barach
Vice President

Jeffrey E. Gundlach
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


MANAGER

Dean Witter Services Company Inc.

ADVISER

TCW Funds Management, Inc.


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.


TCW/DW TERM TRUST 2003



SEMIANNUAL REPORT

SEPTEMBER 30, 1996